Fair Value Measurements (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans with a specific allowance	$ 7,923,000	$ 7,030,000
Specific allowance related to impaired loans	1,333,000	1,080,000
Impaired financing receivable charge offs	788,000	1,000,000
Mortgage servicing rights (MSRs)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Increase (decrease) in valuation of mortgage servicing rights arising from inputs and assumptions	$ 364,000	$ 108,000